UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2014


[LOGO OF USAA]
    USAA(R)

                                    [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]

========================================================

         SEMIANNUAL REPORT
         USAA TAX EXEMPT LONG-TERM FUND
         FUND SHARES o ADVISER SHARES
         SEPTEMBER 30, 2014

========================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"SMALL DECISIONS TODAY, AS YOU WORK TO
GROW YOUR SAVINGS AND BUILD YOUR PORTFOLIO,         [PHOTO OF BROOKS ENGLEHARDT]
CAN HAVE A BIG IMPACT IN THE FUTURE."

--------------------------------------------------------------------------------

NOVEMBER 2014

In the financial markets, nothing should be taken for granted. During the reporting period, a number of so-called "experts" predicted that longer-term interest rates would rise after the Federal Reserve (the Fed) began reducing (or tapering) its quantitative easing (QE) asset purchases. (Through QE, the Fed had been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month in an effort to push down long-term interest rates and stimulate economic growth.) However, instead of longer-term interest rates rising, they fell. They continued to trend down through much of the reporting period as the Fed continued tapering its asset purchases. Although interest rates spiked during September of this year, the increase was temporary and seemed to be a reaction to improved U.S. economic data, speculation about the timing of Fed short-term interest rate cuts, and growing geopolitical concerns, including extremist threats in the Middle East. At the end of the reporting period, longer-term interest rates were lower than they were at the beginning of the period.

The investment environment is multi-faceted, and short-term market moves can be influenced by many different things. It is therefore vital, I believe, to have an investment plan - one that is based on your financial objectives, time horizon, and risk tolerance. Small decisions today, as you work to grow your savings and build your portfolio, can have a big impact in the future.

At USAA Investments, we have believed for some time that longer-term interest rates were likely to remain lower for longer than many market participants expected. The U.S. economic recovery remains fragile. Growth contracted during the first quarter, with U.S. gross domestic product (GDP) declining 2.1%. Although GDP reportedly grew 4.6% in the second quarter, economic growth in the first half of 2014 was lower than many expected at the beginning of the calendar year. In addition, the global economy has slowed. Growth has stagnated in a number of euro zone countries, and Europe could potentially experience a new recession. China's economy has unexpectedly softened amid a slump in that country's real estate sector, while Japan's second-quarter change in GDP was weaker than anticipated. Meanwhile, geopolitical tensions sparked dramatic

================================================================================

================================================================================

headlines during the reporting period and are likely to persist. Shareholders must try to look through the media noise and focus on information relevant to their investment plan.

Eventually, longer-term interest rates may start to rise, and we expect the increase to be more gradual than the markets seem to believe. Once interest rates do rise, bond prices will fall (bond prices move in the opposite direction of interest rates). However, this will be offset, we believe, in part by the income generated by those bonds. We also expect that our USAA fixed-income portfolio managers will have the opportunity to reinvest and achieve higher yields. It is our view that, in the coming months, you should expect the majority of your potential total return to come from the income generated by your bond funds.

Meanwhile, we believe that tax-exempt bonds are likely to remain attractive, perhaps more so given that marginal income tax rates are higher today than they were a few years ago. We expect many investors to continue favoring them for the tax-free income they provide.

At the same time, most money market funds are yielding almost zero percent.
Some shareholders may find that other investments, such as short duration bond funds - which generally offer higher yields than money markets - could be attractive alternatives. If you would like to review your investment plan to ensure it still matches your time horizon, investment goals, and risk tolerance, please do not hesitate to call one of our financial advisors. They can also help you determine if it might be appropriate to rebalance your portfolio. Regular rebalancing potentially can help you protect your gains and prepare for what happens next.

From all of us here at USAA Investments, thank you for your continued investment in our family of tax-exempt mutual funds. We will continue working hard on your behalf.

Sincerely,

/S/ BROOKS ENGLEHARDT

BROOKS ENGLEHARDT
President
USAA Investments

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License #0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

  Portfolio of Investments                                                   16

  Notes to Portfolio of Investments                                          33

  Financial Statements                                                       35

  Notes to Financial Statements                                              38

EXPENSE EXAMPLE                                                              52

ADVISORY AGREEMENT(S)                                                        54

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA TAX EXEMPT LONG-TERM FUND (THE FUND) PROVIDES
INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in investment-grade securities, the interest from which is exempt from federal income tax. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is 10 years or more.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------
[PHOTO OF JOHN C. BONNELL]                        [PHOTO OF DIEDERIK OLIJSLAGER]
   JOHN C. BONNELL, CFA                              DIEDERIK OLIJSLAGER
   USAA Asset                                        USAA Asset
   Management Company                                Management Company
--------------------------------------------------------------------------------

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    The tax-exempt bond market advanced during the reporting period, supported by an imbalance in supply and demand. New issuances of tax-exempt bonds remained extremely light - well below historical norms - throughout the period as state and local governments hesitated to take on new debt. Meanwhile, demand was strong as investors sought higher-yielding securities and continued to favor municipal securities for their tax advantage. At the same time, geopolitical worries drove a flight to quality assets.

    Municipal bond prices also benefited from strength in the U.S. Treasury market; the municipal bond market tends to follow the U.S. Treasury market over time. Longer-term U.S. Treasury yields trended down for much of the reporting period before spiking in late August through mid-September. Stronger U.S. economic data and speculation about the timing of short-term interest rate hikes by the Federal Reserve were the prime catalysts. In late September, longer-term U.S. Treasury yields fell back to end the reporting period lower than they began.

    Municipal bonds outperformed U.S. Treasuries during the reporting period. As a result, the difference in yields between AAA-rated tax-exempt bonds and U.S. Treasuries returned to historic averages. At the same time, municipal credit spreads narrowed as investors sought higher yields in riskier assets. (Municipal credit spreads are the difference in yields between municipal bonds with similar maturities but different credit ratings.)

================================================================================

2  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    Overall, during the reporting period, municipal credit quality remained solid, as state and local governments continued working to maintain fiscal balance. We expect credit quality to continue to improve further as the U.S. economy strengthens. That said, the size and diversity of the tax-exempt market makes it likely that we will see occasional problems.


o HOW DID THE USAA TAX EXEMPT LONG-TERM FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Adviser Shares. For the six-month period ended September 30, 2014, the Fund Shares and Adviser Shares had a total return of 4.17% and 3.96%, respectively, versus an average return of 4.56% amongst the funds in the Lipper General & Insured Municipal Debt Funds category. This compares to returns of 4.91% for the Lipper General & Insured Municipal Debt Funds Index and 4.12% for the Barclays Municipal Bond Index. The Fund Shares' and Adviser Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 4.17% and 3.89%, respectively, compared to the Lipper category average of 3.22%.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

    We maintained our focus on income generation. The Fund's long-term income distribution, not its price appreciation, contributes the majority of its total returns (see page 6). Because of our income focus, the Fund is generally tilted toward bonds in the BBB and A rated categories.

    Refer to pages 8 and 9 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    To help us identify attractive opportunities for the portfolio, we continued to work with our in-house team of credit analysts. We conduct independent credit research on every security we consider for purchase. Issues are selected one at a time based on fundamental analysis, rather than thematic or sector trends, with a focus on the issuer's ability and willingness to repay its debt. We attempt to use credit research both to find value and to avoid potential pitfalls.

    During the reporting period, we continued to maintain a diversified portfolio of more than 400 longer-term, primarily investment-grade municipal bonds. Our credit analysts continuously monitored the portfolio's holdings. The Fund continues to be diversified by sector, issuer, and geography, potentially limiting its exposure to an unexpected event. We also seek to avoid bonds subject to the federal alternative minimum tax for individuals.

    Thank you for allowing us to help you with your investment needs.

    Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Some income may be subject to state or local taxes but not the federal alternative minimum tax.

================================================================================

4  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

INVESTMENT OVERVIEW

USAA TAX EXEMPT LONG-TERM FUND SHARES (FUND SHARES) (Ticker Symbol: USTEX)

--------------------------------------------------------------------------------
                                        9/30/14                     3/31/14
--------------------------------------------------------------------------------
Net Assets                             $2.3 Billion               $2.3 Billion
Net Asset Value Per Share                 $13.72                     $13.45

LAST 12 MONTHS
Tax-Exempt Dividends Per Share            $0.572                     $0.557

Dollar-Weighted Average
Portfolio Maturity(+)                   16.8 Years                 16.9 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/14
--------------------------------------------------------------------------------

3/31/14-9/30/14*              1 YEAR              5 YEARS               10 YEARS
   4.17%                      9.27%                5.51%                  4.64%

--------------------------------------------------------------------------------
30-DAY SEC YIELD AS OF 9/30/14**                  EXPENSE RATIO AS OF 3/31/14***
--------------------------------------------------------------------------------
        2.64%                                                 0.54%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED SEPTEMBER 30, 2014

--------------------------------------------------------------------------------

             TOTAL RETURN      =     DIVIDEND RETURN        +       PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS         4.64%         =          4.71%             +         (0.07)%
5 YEARS          5.51%         =          4.55%             +          0.96%
1 YEAR           9.27%         =          4.54%             +          4.73%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2005 - SEPTEMBER 30, 2014

--------------------------------------------------------------------------------
                                                                      CHANGE IN
                            TOTAL RETURN        DIVIDEND RETURN      SHARE PRICE
--------------------------------------------------------------------------------
9/30/05                        4.77%                 4.49%               0.28%
9/30/06                        4.24%                 4.51%              -0.27%
9/30/07                        1.88%                 4.46%              -2.58%
9/30/08                       -5.63%                 4.55%             -10.18%
9/30/09                       14.62%                 6.29%               8.33%
9/30/10                        6.30%                 5.07%               1.23%
9/30/11                        3.49%                 4.90%              -1.41%
9/30/12                       11.04%                 4.49%               6.55%
9/30/13                       -2.03%                 3.79%              -5.82%
9/30/14                        9.27%                 4.54%               4.73%

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

6  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the period ended 9/30/14, and assuming marginal federal tax
rates of:           28.00%          36.80%*         38.80%*        43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD          DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years          4.71%                6.54%       7.45%       7.70%       8.32%
5 Years           4.55%                6.32%       7.20%       7.43%       8.04%
1 Year            4.54%                6.31%       7.18%       7.42%       8.02%

To match the Fund Shares' closing 30-day SEC Yield of 2.64%, on 9/30/2014,
A FULLY TAXABLE INVESTMENT MUST PAY:   3.67%       4.18%       4.31%       4.66%


This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the federal alternative minimum tax. Based on 2013 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax, which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      O CUMULATIVE PERFORMANCE COMPARISON O

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           USAA TAX EXEMPT       LIPPER GENERAL &
                   BARCLAYS MUNICIPAL       LONG-TERM FUND       INSURED MUNICIPAL
                       BOND INDEX              SHARES            DEBT FUNDS INDEX
09/30/04              $10,000.00             $10,000.00             $10,000.00
10/31/04               10,086.05              10,086.66              10,080.53
11/30/04               10,002.86               9,995.62              10,005.43
12/31/04               10,125.01              10,163.63              10,135.14
01/31/05               10,219.64              10,269.99              10,235.30
02/28/05               10,185.64              10,235.85              10,209.14
03/31/05               10,121.40              10,150.49              10,132.17
04/30/05               10,281.02              10,334.21              10,290.09
05/31/05               10,353.68              10,421.47              10,370.23
06/30/05               10,417.92              10,488.48              10,434.56
07/31/05               10,370.83              10,438.35              10,397.19
08/31/05               10,475.54              10,549.86              10,503.51
09/30/05               10,404.98              10,479.82              10,428.84
10/31/05               10,341.80              10,404.23              10,366.05
11/30/05               10,391.44              10,442.23              10,413.21
12/31/05               10,480.80              10,551.84              10,510.33
01/31/06               10,509.09              10,565.32              10,538.65
02/28/06               10,579.64              10,657.08              10,621.40
03/31/06               10,506.68              10,577.51              10,560.15
04/30/06               10,503.07              10,560.94              10,550.52
05/31/06               10,549.85              10,607.76              10,603.80
06/30/06               10,510.14              10,542.98              10,561.23
07/31/06               10,635.15              10,679.80              10,689.71
08/31/06               10,792.96              10,842.86              10,848.63
09/30/06               10,868.03              10,923.04              10,923.69
10/31/06               10,936.18              11,000.74              10,994.57
11/30/06               11,027.35              11,119.09              11,086.67
12/31/06               10,988.38              11,058.07              11,046.65
01/31/07               10,960.25              11,032.86              11,024.75
02/28/07               11,104.67              11,177.49              11,156.68
03/31/07               11,077.29              11,140.19              11,128.29
04/30/07               11,110.09              11,172.08              11,162.81
05/31/07               11,060.90              11,117.08              11,115.14
06/30/07               11,003.58              11,047.24              11,053.40
07/31/07               11,088.88              11,088.28              11,106.79
08/31/07               11,041.04              10,916.08              11,000.83
09/30/07               11,204.42              11,127.07              11,157.61
10/31/07               11,254.36              11,171.07              11,190.08
11/30/07               11,326.12              11,176.72              11,209.00
12/31/07               11,357.56              11,125.76              11,199.44
01/31/08               11,500.78              11,259.81              11,332.32
02/29/08               10,974.24              10,590.29              10,753.62
03/31/08               11,287.91              10,918.80              11,040.15
04/30/08               11,420.00              11,107.76              11,188.04
05/31/08               11,489.05              11,214.27              11,273.31
06/30/08               11,359.37              11,081.02              11,122.30
07/31/08               11,402.54              11,016.90              11,111.12
08/31/08               11,535.98              11,125.39              11,214.88
09/30/08               10,995.00              10,500.26              10,620.13
10/31/08               10,882.78              10,024.40              10,297.09
11/30/08               10,917.38               9,921.94              10,177.72
12/31/08               11,076.54               9,731.55              10,140.74
01/31/09               11,481.98              10,247.24              10,619.12
02/28/09               11,542.30              10,332.18              10,724.13
03/31/09               11,544.41              10,336.22              10,686.91
04/30/09               11,775.03              10,653.59              10,992.91
05/31/09               11,899.59              10,998.31              11,245.88
06/30/09               11,788.12              10,902.93              11,131.22
07/31/09               11,985.34              11,091.77              11,306.95
08/31/09               12,190.24              11,365.49              11,594.41
09/30/09               12,627.72              12,035.27              12,184.62
10/31/09               12,362.65              11,766.90              11,869.22
11/30/09               12,464.79              11,779.12              11,905.35
12/31/09               12,506.92              11,880.88              12,016.81
01/31/10               12,572.06              11,952.87              12,075.93
02/28/10               12,693.91              12,058.12              12,189.83
03/31/10               12,663.53              12,051.19              12,198.58
04/30/10               12,817.42              12,207.39              12,358.72
05/31/10               12,913.56              12,281.97              12,423.86
06/30/10               12,921.23              12,275.54              12,408.71
07/31/10               13,082.35              12,431.52              12,555.98
08/31/10               13,381.87              12,755.94              12,876.70
09/30/10               13,360.96              12,793.57              12,887.30
10/31/10               13,323.95              12,754.88              12,860.16
11/30/10               13,057.53              12,368.92              12,505.03
12/31/10               12,804.49              12,044.91              12,216.42
01/31/11               12,710.16              11,857.66              12,063.92
02/28/11               12,912.50              12,075.87              12,258.49
03/31/11               12,869.48              12,028.07              12,212.93
04/30/11               13,099.95              12,259.00              12,417.38
05/31/11               13,323.80              12,556.76              12,682.58
06/30/11               13,370.29              12,657.33              12,768.80
07/31/11               13,506.74              12,827.73              12,904.14
08/31/11               13,737.81              12,977.77              13,077.52
09/30/11               13,879.83              13,243.27              13,274.11
10/31/11               13,828.23              13,207.87              13,232.85
11/30/11               13,909.91              13,276.72              13,287.24
12/31/11               14,174.54              13,549.61              13,554.90
01/31/12               14,502.34              13,984.77              13,980.15
02/29/12               14,516.64              14,033.57              14,021.93
03/31/12               14,422.31              13,990.79              13,956.30
04/30/12               14,588.70              14,151.65              14,136.50
05/31/12               14,709.80              14,313.50              14,285.96
06/30/12               14,694.00              14,330.65              14,280.03
07/31/12               14,926.88              14,555.15              14,553.03
08/31/12               14,943.88              14,617.24              14,592.43
09/30/12               15,034.15              14,701.72              14,691.38
10/31/12               15,076.57              14,790.97              14,762.08
11/30/12               15,324.95              15,065.47              15,067.89
12/31/12               15,135.54              14,875.52              14,843.82
01/31/13               15,198.58              14,996.18              14,942.65
02/28/13               15,244.61              15,043.95              14,988.76
03/31/13               15,178.87              14,983.68              14,906.88
04/30/13               15,345.25              15,160.54              15,085.11
05/31/13               15,157.81              15,002.98              14,895.63
06/30/13               14,728.60              14,443.96              14,344.24
07/31/13               14,599.83              14,277.41              14,154.65
08/31/13               14,391.47              14,022.85              13,900.19
09/30/13               14,701.22              14,402.57              14,232.59
10/31/13               14,817.36              14,509.45              14,344.03
11/30/13               14,786.82              14,475.57              14,307.72
12/31/13               14,749.06              14,461.88              14,273.24
01/31/14               15,036.40              14,868.98              14,605.74
02/28/14               15,212.72              15,044.23              14,802.51
03/31/14               15,238.29              15,107.86              14,858.33
04/30/14               15,421.38              15,320.29              15,060.12
05/31/14               15,619.96              15,499.47              15,297.69
06/30/14               15,633.50              15,532.57              15,294.99
07/31/14               15,661.03              15,565.79              15,323.61
08/31/14               15,850.73              15,676.06              15,522.67
09/30/14               15,866.83              15,737.83              15,588.12

                            [END CHART]

                         Data from 7/31/08 through 7/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Long-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper General & Insured Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

8  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                   o 12-MONTH DIVIDEND YIELD COMPARISON o

                [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                          USAA TAX EXEMPT             LIPPER GENERAL &
                          LONG-TERM FUND             INSURED MUNICIPAL
                               SHARES               DEBT FUNDS AVERAGE
09/30/05                        4.40                       3.80
09/30/06                        4.39                       3.78
09/30/07                        4.60                       3.85
09/30/08                        5.35                       4.29
09/30/09                        5.06                       4.01
09/30/10                        4.76                       3.84
09/30/11                        4.66                       3.91
09/30/12                        4.01                       3.37
09/30/13                        4.12                       3.26
09/30/14                        4.17                       3.22

                           [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/05 to 9/30/14.

The Lipper General & Insured Municipal Debt Funds Average is an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA TAX EXEMPT LONG-TERM FUND ADVISER SHARES
(ADVISER SHARES) (Ticker Symbol:UTELX)

--------------------------------------------------------------------------------
                                                 9/30/14              3/31/14
--------------------------------------------------------------------------------
Net Assets                                    $9.8 Million          $7.1 Million
Net Asset Value Per Share                        $13.70                $13.44

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                   $0.533                $0.516

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/14
--------------------------------------------------------------------------------
     3/31/14-9/30/14*               1 YEAR               SINCE INCEPTION 8/01/10
          3.96%                      8.89%                         5.45%

--------------------------------------------------------------------------------
                             30-DAY SEC YIELD AS OF 9/30/14**
--------------------------------------------------------------------------------
    UNSUBSIDIZED            2.12%                    SUBSIDIZED            2.39%

--------------------------------------------------------------------------------
                            EXPENSE RATIOS AS OF 3/31/14***
--------------------------------------------------------------------------------
    BEFORE REIMBURSEMENT    1.07%           AFTER REIMBURSEMENT            0.80%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

 *Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2014, and is calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through August 1, 2015, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after August 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

10  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing subsidized 30-day SEC Yield of 2.39% on 9/30/2014, and assuming marginal federal tax
rates of:                                28.00%    36.80%*    38.80%*    43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY:      3.32%     3.78%      3.91%      4.22%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the federal alternative minimum tax. Based on 2013 tax rates or rates in effect as of the issuance of this report. The above marginal rates assume married, filing jointly.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax, which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                                 o CUMULATIVE PERFORMANCE COMPARISON o

                             [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                          USAA TAX EXEMPT                LIPPER GENERAL &
                           LONG-TERM FUND               INSURED MUNICIPAL            BARCLAYS MUNICIPAL
                           ADVISER SHARES               DEBT FUNDS INDEX                 BOND INDEX
07/31/10                     $10,000.00                    $10,000.00                   $10,000.00
08/31/10                      10,257.04                     10,255.42                    10,228.95
09/30/10                      10,277.14                     10,263.87                    10,212.97
10/31/10                      10,250.63                     10,242.26                    10,184.68
11/30/10                       9,937.52                      9,959.42                     9,981.03
12/31/10                       9,674.00                      9,729.56                     9,787.61
01/31/11                       9,520.42                      9,608.10                     9,715.50
02/28/11                       9,692.41                      9,763.07                     9,870.17
03/31/11                       9,651.06                      9,726.78                     9,837.28
04/30/11                       9,825.30                      9,889.61                    10,013.45
05/31/11                      10,068.87                     10,100.83                    10,184.57
06/30/11                      10,146.23                     10,169.49                    10,220.10
07/31/11                      10,279.94                     10,277.29                    10,324.40
08/31/11                      10,397.24                     10,415.37                    10,501.03
09/30/11                      10,606.89                     10,571.94                    10,609.58
10/31/11                      10,575.95                     10,539.08                    10,570.14
11/30/11                      10,628.49                     10,582.40                    10,632.58
12/31/11                      10,844.06                     10,795.57                    10,834.86
01/31/12                      11,181.59                     11,134.26                    11,085.43
02/29/12                      11,226.23                     11,167.53                    11,096.35
03/31/12                      11,189.08                     11,115.26                    11,024.25
04/30/12                      11,314.94                     11,258.77                    11,151.44
05/31/12                      11,441.29                     11,377.81                    11,244.01
06/30/12                      11,443.58                     11,373.09                    11,231.93
07/31/12                      11,628.25                     11,590.52                    11,409.94
08/31/12                      11,674.32                     11,621.90                    11,422.94
09/30/12                      11,739.01                     11,700.70                    11,491.93
10/31/12                      11,798.62                     11,757.01                    11,524.36
11/30/12                      12,022.84                     12,000.56                    11,714.22
12/31/12                      11,868.10                     11,822.11                    11,569.44
01/31/13                      11,952.59                     11,900.82                    11,617.62
02/28/13                      11,996.17                     11,937.54                    11,652.81
03/31/13                      11,944.95                     11,872.33                    11,602.56
04/30/13                      12,082.77                     12,014.28                    11,729.74
05/31/13                      11,953.94                     11,863.37                    11,586.46
06/30/13                      11,496.85                     11,424.23                    11,258.38
07/31/13                      11,361.16                     11,273.23                    11,159.95
08/31/13                      11,155.44                     11,070.57                    11,000.68
09/30/13                      11,454.79                     11,335.31                    11,237.45
10/31/13                      11,536.87                     11,424.06                    11,326.23
11/30/13                      11,506.92                     11,395.14                    11,302.88
12/31/13                      11,493.04                     11,367.68                    11,274.02
01/31/14                      11,813.88                     11,632.49                    11,493.66
02/28/14                      11,950.53                     11,789.21                    11,628.43
03/31/14                      11,998.07                     11,833.67                    11,647.98
04/30/14                      12,155.13                     11,994.38                    11,787.93
05/31/14                      12,303.46                     12,183.59                    11,939.72
06/30/14                      12,317.71                     12,181.44                    11,950.07
07/31/14                      12,349.97                     12,204.23                    11,971.12
08/31/14                      12,426.09                     12,362.77                    12,116.12
09/30/14                      12,472.82                     12,414.90                    12,128.43

                                            [END CHART]

                               Data from 7/31/10 through 9/30/14.*


The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Long-Term Fund Adviser Shares to the benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Lipper General & Insured Municipal Debt Funds Index and the Barclays Municipal Bond Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

12  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                      o 12-MONTH DIVIDEND YIELD COMPARISON* o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON*]

                          USAA TAX EXEMPT              LIPPER GENERAL &
                           LONG-TERM FUND             INSURED MUNICIPAL
                           ADVISER SHARES            DEBT FUNDS AVERAGE
09/30/11                        4.31                       3.91
09/30/12                        3.71                       3.37
09/30/13                        3.78                       3.26
09/30/14                        3.89                       3.22

                           [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/11 to 9/30/14.

The Lipper General & Insured Municipal Debt Funds Average is an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

*Adviser Shares were initiated on August 1, 2010.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                          o TOP 10 INDUSTRIES - 9/30/14 o
                              (% of Net Assets)

Hospital ....................................................17.6%
Education....................................................11.6%
General Obligation...........................................11.3%
Electric Utilities........................................... 8.6%
Special Assessment/Tax/Fee................................... 8.4%
Toll Roads................................................... 6.0%
Airport/Port................................................. 5.8%
Appropriated Debt............................................ 4.8%
Nursing/CCRC................................................. 4.0%
Buildings.................................................... 3.5%

You will find a complete list of securities that the Fund owns on pages 18-32.

================================================================================

14  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                   o PORTFOLIO RATINGS MIX - 9/30/14 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                         6.5%
AA                                                                         34.0%
A                                                                          26.1%
BBB                                                                        28.6%
BELOW INVESTMENT-GRADE                                                      2.3%
UNRATED                                                                     2.5%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide a third-party analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 18-32.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

    CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

16  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Texas Permanent School Fund.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    CCD     Community College District
    EDA     Economic Development Authority
    EDC     Economic Development Corp.
    ETM     Escrowed to final maturity
    IDA     Industrial Development Authority/Agency
    IDB     Industrial Development Board
    IDC     Industrial Development Corp.
    ISD     Independent School District
    MTA     Metropolitan Transportation Authority
    PRE     Prerefunded to a date prior to maturity
    USD     Unified School District

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON         FINAL            VALUE
(000)        SECURITY                                                    RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (95.4%)

             ALABAMA (0.9%)
  $ 4,245    Chatom IDB (INS)                                            5.00%        8/01/2037     $   4,598
    2,500    Montgomery Medical Clinic Board                             4.75         3/01/2031         2,534
    2,500    Montgomery Medical Clinic Board                             4.75         3/01/2036         2,525
    7,000    Port Auth.                                                  6.00        10/01/2035         8,229
    2,000    Selma IDB                                                   5.80         5/01/2034         2,245
                                                                                                    ---------
                                                                                                       20,131
                                                                                                    ---------
             ARIZONA (2.8%)
    5,000    Apache County IDA                                           4.50         3/01/2030         5,251
    5,000    Goodyear                                                    5.63         7/01/2039         5,490
    6,000    Health Facilities Auth.                                     5.00         2/01/2042         6,382
    7,000    Maricopa County                                             5.00         6/01/2035         7,650
    1,000    Phoenix Civic Improvement Corp. (INS)                       5.50         7/01/2029         1,243
    1,500    Phoenix Civic Improvement Corp. (INS)                       5.50         7/01/2030         1,879
    3,000    Pima County IDA                                             4.00         9/01/2029         3,049
    4,000    Pima County IDA                                             5.75         9/01/2029         4,036
    2,685    Pima County IDA                                             4.50         6/01/2030         2,823
    3,000    Pima County IDA                                             5.25        10/01/2040         3,252
    3,500    Scottsdale IDA                                              5.25         9/01/2030         3,542
    9,325    Univ. Medical Center Corp.                                  5.00         7/01/2035         9,474
    2,000    Yavapai County IDA                                          5.63         8/01/2033         2,109
    7,500    Yavapai County IDA                                          5.63         8/01/2037         7,891
                                                                                                    ---------
                                                                                                       64,071
                                                                                                    ---------
             ARKANSAS (0.1%)
    1,000    Dev. Finance Auth. (INS)                                    4.97(a)      7/01/2028           609
    1,165    Dev. Finance Auth. (INS)                                    4.98(a)      7/01/2029           674
    1,150    Dev. Finance Auth. (INS)                                    4.99(a)      7/01/2030           626
    2,500    Dev. Finance Auth. (INS)                                    5.03(a)      7/01/2036         1,019
                                                                                                    ---------
                                                                                                        2,928
                                                                                                    ---------
             CALIFORNIA (9.9%)
    1,000    Cerritos CCD                                                5.63(a)      8/01/2031           499
    2,500    Cerritos CCD                                                5.67(a)      8/01/2032         1,189
    2,175    Cerritos CCD                                                5.71(a)      8/01/2033           989
    1,000    Cerritos CCD                                                5.76(a)      8/01/2034           432
    1,500    Cerritos CCD                                                5.82(a)      8/01/2035           607
    2,200    Cerritos CCD                                                5.88(a)      8/01/2036           851
    8,500    Coachella Valley USD (INS)                                  5.95(a)      8/01/2041         2,380
    6,700    Corona-Norco USD (INS)                                      5.50         8/01/2039         7,843

================================================================================

18 | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON         FINAL            VALUE
(000)        SECURITY                                                    RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
  $ 3,000    El Camino CCD                                               5.08%(a)     8/01/2034     $   1,370
    3,000    El Camino CCD                                               5.24(a)      8/01/2038         1,143
   10,000    El Monte Union High School District (INS)                   5.75(a)      6/01/2042         2,765
    2,500    Escondido Union High School District (INS)                  5.00         6/01/2037         2,664
    2,410    Golden State Tobacco Securitization (INS)                   4.55         6/01/2022         2,605
    5,000    Golden State Tobacco Securitization (INS)                   4.60         6/01/2023         5,416
    2,000    Golden State Tobacco Securitization                         5.00         6/01/2030         2,239
    5,000    Indio Redevelopment Agency                                  5.25         8/15/2035         5,125
   17,025    Inland Empire Tobacco Securitization Auth.                  5.75         6/01/2026        16,362
    2,000    Jurupa Public Finance Auth. (INS)                           5.00         9/01/2033         2,146
    1,200    Los Alamitos USD, 5.95%, 8/01/2024                          5.95(b)      8/01/2034           840
    4,500    Los Alamitos USD, 6.05%, 8/01/2024                          6.05(b)      8/01/2042         3,055
    3,000    Monterey Peninsula USD (INS)                                5.50         8/01/2034         3,433
   15,000    Palomar Pomerado Health                                     5.13         8/01/2037        15,670
    1,860    Paramount USD                                               6.82(a)      8/01/2034           742
    2,000    Paramount USD                                               6.86(a)      8/01/2035           754
    2,750    Paramount USD                                               6.88(a)      8/01/2036           987
    2,750    Paramount USD                                               6.90(a)      8/01/2037           931
    6,000    Pollution Control Financing Auth.                           5.00        11/21/2045         6,163
    2,500    Public Works Board                                          5.00        12/01/2029         2,893
    2,610    Public Works Board                                          5.00         4/01/2030         2,730
    2,000    Public Works Board                                          5.00        10/01/2030         2,256
    2,950    Public Works Board                                          5.00         6/01/2031         3,374
    1,110    Public Works Board                                          5.00        10/01/2031         1,249
    2,000    Public Works Board                                          5.00        12/01/2031         2,273
    3,500    Public Works Board                                          5.00        10/01/2039         3,945
    2,560    Sacramento City Schools Joint
               Powers Financing Auth. (INS)                              5.00         3/01/2036         2,796
    2,000    Sacramento City Schools Joint
               Powers Financing Auth. (INS)                              5.00         3/01/2040         2,178
    4,485    San Francisco City and County
               Redevelopment Financing Auth. (INS)                       4.88         8/01/2036         4,546
    3,000    San Marcos Schools Financing Auth. (INS)                    5.00         8/15/2040         3,236
   13,605    San Ysidro School District (INS)                            5.58(a)      8/01/2036         4,647
   14,285    San Ysidro School District (INS)                            5.64(a)      8/01/2037         4,625
   15,000    Santa Ana USD (INS)                                         5.45(a)      4/01/2029         8,268
    5,000    Southern California Public Power Auth.                      5.00         7/01/2040         5,650
    6,000    State                                                       5.25         2/01/2030         7,014
   24,700    State(c)                                                    4.50         8/01/2030        26,439
    5,000    State                                                       5.75         4/01/2031         5,983
      160    State                                                       5.00         2/01/2032           161
    6,000    State                                                       5.00        11/01/2032         6,603
    5,000    State                                                       5.00        12/01/2032         5,516
    8,000    State                                                       5.25         4/01/2035         9,227

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 19

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON         FINAL            VALUE
(000)        SECURITY                                                    RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
  $ 6,750    State                                                       5.00%        2/01/2038     $   7,567
    8,885    Stockton USD (INS)                                          7.33(a)      8/01/2034         4,066
    2,500    Victor Elementary School District (INS)                     5.13         8/01/2034         2,847
    5,180    Washington Township Health Care Dist.                       5.25         7/01/2030         5,499
    5,000    Washington Township Health Care Dist.                       5.50         7/01/2038         5,358
                                                                                                    ---------
                                                                                                      230,146
                                                                                                    ---------
             COLORADO (2.2%)
    3,500    Denver Convention Center Hotel Auth. (INS)                  4.75        12/01/2035         3,534
   15,765    Denver Health and Hospital Auth.                            4.75        12/01/2034        15,985
    2,000    E-470 Public Highway Auth.                                  5.38         9/01/2026         2,224
   10,000    E-470 Public Highway Auth. (INS)                            5.06(a)      9/01/2035         3,636
    2,500    Educational and Cultural Facilities Auth.                   5.25         4/01/2043         2,789
    3,500    Health Facilities Auth.                                     5.00         6/01/2029         3,581
    3,000    Health Facilities Auth.                                     5.25         6/01/2031         3,083
    2,000    Health Facilities Auth.                                     5.00         6/01/2035         2,037
    2,500    Health Facilities Auth.                                     5.25         6/01/2036         2,557
    5,000    Health Facilities Auth.                                     5.00        12/01/2042         5,287
    5,000    Regional Transportation District                            5.00         6/01/2044         5,445
    2,000    Vista Ridge Metropolitan District (INS)                     5.00        12/01/2036         1,968
                                                                                                    ---------
                                                                                                       52,126
                                                                                                    ---------
             CONNECTICUT (0.6%)
    2,500    Health and Educational Facilities Auth. (INS)               5.13         7/01/2030         2,519
    2,000    Health and Educational Facilities Auth.                     5.00         7/01/2035         2,151
   45,069    Mashantucket (Western) Pequot Tribe,
               acquired 7/01/2013-9/30/2014; cost $26,502(d),(g)         7.06(c)      7/01/2031        10,390
                                                                                                    ---------
                                                                                                       15,060
                                                                                                    ---------
             DELAWARE (0.2%)
    4,000    EDA                                                         5.40         2/01/2031         4,499
                                                                                                    ---------
             DISTRICT OF COLUMBIA (2.7%)
   12,870    Community Academy Public Charter School, Inc. (INS)         4.88         5/01/2037         9,262
    1,305    District of Columbia                                        5.00         7/01/2036         1,399
    1,500    District of Columbia                                        5.00         7/01/2042         1,595
    1,700    District of Columbia                                        6.00         7/01/2043         1,964
    1,450    District of Columbia                                        6.00         7/01/2048         1,664
    7,500    Metropolitan Washington Airports Auth.                      5.13        10/01/2034         8,407
    5,000    Metropolitan Washington Airports Auth.                      5.00        10/01/2039         5,631
   10,000    Metropolitan Washington Airports Auth.                      5.63        10/01/2039        11,367
   10,000    Metropolitan Washington Airports Auth.                      5.00        10/01/2053        10,520
   10,000    Washington Convention & Sports Auth.                        5.00        10/01/2040        10,603
                                                                                                    ---------
                                                                                                       62,412
                                                                                                    ---------

================================================================================

20 | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON          FINAL             VALUE
(000)        SECURITY                                                  RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------------
             FLORIDA (11.5%)
  $ 7,000    Atlantic Beach Health Care Facilities Auth.               5.63%       11/15/2043       $   7,578
    2,000    Brevard County Health Facilities Auth.                    7.00         4/01/2039           2,321
   20,000    Brevard County School Board (INS)(c)                      5.00         7/01/2032          21,708
    1,500    Broward County                                            5.25        10/01/2034           1,698
      350    Broward County School Board (INS)                         5.25         7/01/2027             384
   10,000    Broward County School Board (INS)                         5.00         7/01/2032          10,837
    2,000    Clearwater                                                5.25        12/01/2039           2,187
    5,675    Department of Children and Family Services                5.00        10/01/2025           5,925
    1,500    Escambia County                                           6.25        11/01/2033           1,698
    1,000    Escambia County Housing Finance Auth. (INS)               5.75         6/01/2031           1,099
    3,950    Gainesville                                               5.25        10/01/2034           4,540
    1,000    Hialeah Gardens Health Care Facilities Auth.
               (LOC - SunTrust Bank)                                   5.00         8/15/2037           1,035
      600    Higher Educational Facility Auth.                         5.00         4/01/2032             646
    1,500    Higher Educational Facility Auth.                         5.25         4/01/2042           1,620
    3,500    Highlands County Health Facilities Auth.                  5.00        11/15/2031           3,579
      625    Hillsborough County (INS)                                 5.13         3/01/2020             628
    2,270    Jacksonville                                              5.00        10/01/2029           2,585
    5,750    Jacksonville Economic Dev. Commission                     5.00        11/15/2036           6,054
      500    Lakeland Educational Facility                             5.00         9/01/2037             524
    1,000    Lakeland Educational Facility                             5.00         9/01/2042           1,045
    4,000    Lee County IDA                                            5.75        10/01/2042           4,290
    5,000    Lee County IDA(f)                                         5.50        10/01/2047           5,263
    1,500    Miami (INS)                                               5.00        10/01/2034           1,590
   13,125    Miami (INS)                                               5.25         7/01/2035          14,201
    4,000    Miami (INS)                                               5.25         7/01/2039           4,309
    2,000    Miami Beach                                               5.00         9/01/2040           2,145
    6,875    Miami-Dade County                                         5.00        10/01/2029           7,797
    3,950    Miami-Dade County                                         5.00        10/01/2034           4,467
   23,205    Miami-Dade County                                         5.38        10/01/2035          26,721
    5,000    Miami-Dade County                                         5.00         7/01/2039           5,591
    5,000    Miami-Dade County                                         5.00         7/01/2040           5,365
    1,750    Miami-Dade County                                         5.00        10/01/2043           1,901
    5,000    Miami-Dade County School Board (INS)                      5.25         2/01/2027           5,471
    5,000    Miami-Dade County School Board (INS)                      5.00         5/01/2033           5,497
    2,500    Municipal Loan Council (INS)                              5.25        10/01/2033           2,784
    5,000    Orange County (INS)                                       5.00        10/01/2031           5,328
    3,000    Orange County Health Facilities Auth.                     5.25        10/01/2035           3,293
    6,255    Orange County Health Facilities Auth.                     5.13        11/15/2039           6,440
   12,170    Orange County School Board (INS)                          5.00         8/01/2031          12,898
    5,000    Orange County School Board (INS)                          5.00         8/01/2032           5,426
   10,000    Orange County School Board (INS)                          5.50         8/01/2034          11,158
    6,000    Orlando-Orange County Expressway Auth.                    5.00         7/01/2035           6,621

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON         FINAL            VALUE
(000)        SECURITY                                                    RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
  $ 2,000    Orlando-Orange County Expressway Auth.                      5.00%        7/01/2035     $   2,207
   10,000    Palm Beach County                                           5.00        10/01/2031        11,483
    1,000    Palm Beach County Health Facilities Auth.                   7.50         6/01/2049         1,125
    1,000    Pinellas County Educational Facilities Auth.                5.00        10/01/2027         1,097
    1,000    Pinellas County Educational Facilities Auth.                5.25        10/01/2030         1,100
    3,650    Pinellas County Educational Facilities Auth.                6.00        10/01/2041         4,113
    4,000    Port St. Lucie Utility System (INS)                         4.64(a)      9/01/2032         1,774
    4,000    Port St. Lucie Utility System (INS)                         4.65(a)      9/01/2033         1,690
    1,000    Sarasota County Public Hospital District                    5.63         7/01/2039         1,114
    3,000    St. Petersburg Health Facilities Auth.                      6.50        11/15/2039         3,562
    3,400    Sumter County (INS)                                         5.00         6/01/2036         3,585
    2,200    Tampa Housing Auth.                                         4.85         7/01/2036         2,238
    3,050    Tampa-Hillsborough County Expressway Auth.                  5.00         7/01/2042         3,333
    2,350    Volusia County Educational Facilities Auth. (INS)           5.00        10/15/2029         2,594
    1,165    West Palm Beach Community Redevelopment Agency              5.00         3/01/2029         1,187
                                                                                                    ---------
                                                                                                      268,449
                                                                                                    ---------
             GEORGIA (1.7%)
    3,500    Atlanta Airport                                             5.00         1/01/2035         3,935
   10,000    Burke County Dev. Auth.                                     7.00         1/01/2023        11,596
    4,000    Dahlonega Downtown Dev. Auth. (INS)                         5.00         7/01/2040         4,317
    4,000    Glynn-Brunswick Memorial Hospital Auth.                     5.63         8/01/2034         4,371
    1,600    Private Colleges & Universities Auth.                       5.00        10/01/2032         1,717
   10,000    Savannah EDA                                                6.15         3/01/2017        10,771
    1,000    Thomasville Hospital Auth.                                  5.25        11/01/2035         1,076
    1,250    Thomasville Hospital Auth.                                  5.38        11/01/2040         1,355
                                                                                                    ---------
                                                                                                       39,138
                                                                                                    ---------
             HAWAII (0.3%)
    6,000    State                                                       6.50         7/01/2039         6,980
                                                                                                    ---------
             IDAHO (0.1%)
    1,500    Health Facilities Auth. (INS)                               5.00         7/01/2035         1,600
                                                                                                    ---------
             ILLINOIS (11.2%)
      520    Chicago (INS)                                               5.25         1/01/2029           521
    4,057    Chicago                                                     6.75        12/01/2032         4,092
    4,000    Chicago                                                     5.00         1/01/2044         4,386
    3,000    Chicago                                                     5.00        11/01/2044         3,311
    5,000    Chicago-O'Hare International Airport                        5.75         1/01/2039         5,694
    5,000    Chicago-O'Hare International Airport                        5.75         1/01/2043         5,552
    2,000    Finance Auth.                                               5.00         4/01/2026         2,012
    5,000    Finance Auth.                                               5.50         8/15/2028         5,520
    2,500    Finance Auth. (INS)                                         5.75        11/01/2028         2,804
   14,000    Finance Auth.                                               3.90         3/01/2030        14,390
    5,000    Finance Auth.                                               7.25        11/01/2030         5,982

================================================================================

22 | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON         FINAL            VALUE
(000)        SECURITY                                                    RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
  $ 4,500    Finance Auth.                                               5.00%        4/01/2031     $   4,505
    7,565    Finance Auth.                                               5.50         4/01/2032         7,826
    8,000    Finance Auth.                                               6.00        10/01/2032         9,385
   13,275    Finance Auth.                                               4.50        11/15/2032        13,427
    6,000    Finance Auth.                                               4.00         2/01/2033         6,132
    5,000    Finance Auth.                                               5.75        10/01/2035         5,536
    7,000    Finance Auth.                                               5.00         4/01/2036         6,918
   20,000    Finance Auth.                                               5.38         8/15/2039        21,584
    1,205    Finance Auth.                                               5.25        10/01/2039         1,280
    5,000    Finance Auth.                                               6.00         7/01/2043         5,764
    2,500    Housing Dev. Auth.                                          4.85         1/01/2037         2,538
    5,000    Metropolitan Pier and Exposition Auth. (INS)                5.50         6/15/2020         5,532
    2,500    Metropolitan Pier and Exposition Auth. (INS)                5.55         6/15/2021         2,749
   10,000    Railsplitter Tobacco Settlement Auth.                       5.50         6/01/2023        11,707
   23,980    Regional Transportation Auth. (INS)                         5.75         6/01/2020        29,151
   37,550    Regional Transportation Auth. (INS)                         6.50         7/01/2030        52,075
    8,000    State (INS)                                                 5.00         4/01/2029         8,647
    1,000    Univ. of Illinois                                           5.13         4/01/2036         1,108
    7,676    Village of Gilberts (INS)                                   4.75         3/01/2030         7,706
    1,648    Village of Montgomery Kane and
               Kendall Counties (INS)                                    4.70         3/01/2030         1,649
    1,500    Village of Round Lake (INS)                                 4.70         3/01/2033         1,522
                                                                                                    ---------
                                                                                                      261,005
                                                                                                    ---------
             INDIANA (1.2%)
    3,440    Finance Auth.                                               5.00        10/01/2033         3,603
    5,000    Finance Auth.                                               5.00         6/01/2039         5,214
    4,000    Indiana Finance Auth.(f)                                    5.00        10/01/2044         4,213
    6,000    Indianapolis (INS)                                          5.50         1/01/2038         6,775
    7,500    Rockport (INS)                                              4.63         6/01/2025         8,005
                                                                                                    ---------
                                                                                                       27,810
                                                                                                    ---------
             IOWA (0.4%)
    5,000    Finance Auth. (INS)                                         4.75        12/01/2031         5,018
    5,000    Finance Auth. (INS)                                         5.00        12/01/2039         5,025
                                                                                                    ---------
                                                                                                       10,043
                                                                                                    ---------
             KANSAS (0.9%)
    9,000    Burlington (INS)                                            4.85         6/01/2031         9,398
    9,760    Wyandotte County                                            6.07(a)      6/01/2021         6,845
    3,415    Wyandotte County                                            5.00         9/01/2032         3,858
                                                                                                    ---------
                                                                                                       20,101
                                                                                                    ---------
             KENTUCKY (0.6%)
    1,000    Economic Dev. Finance Auth. (INS)                           6.00        12/01/2033         1,083
    4,000    Economic Dev. Finance Auth. (INS)                           6.00        12/01/2038         4,329
    5,000    Municipal Power Agency (INS)                                5.00         9/01/2037         5,446

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 23

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON         FINAL            VALUE
(000)        SECURITY                                                    RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
  $ 2,000    Owen County                                                 6.25%        6/01/2039     $   2,299
                                                                                                    ---------
                                                                                                       13,157
                                                                                                    ---------
             LOUISIANA (2.0%)
    2,500    Lafayette Public Trust Financing Auth. (INS)                5.50        10/01/2035         2,778
    3,750    Local Government Environmental Facilities and
               Community Dev. Auth.                                      6.50         8/01/2029         4,393
   25,000    Parish of St. John the Baptist                              5.13         6/01/2037        26,359
   10,000    Public Facilities Auth.                                     5.00         6/01/2030        10,414
    1,500    Tobacco Settlement Financing Corp.                          5.25         5/15/2035         1,608
                                                                                                    ---------
                                                                                                       45,552
                                                                                                    ---------
             MARYLAND (0.6%)
    2,500    EDC                                                         6.20         9/01/2022         2,981
    5,000    Health and Higher Educational Facilities Auth.              5.75         1/01/2033         5,227
    6,000    Health and Higher Educational Facilities Auth.              5.75         1/01/2038         6,259
                                                                                                    ---------
                                                                                                       14,467
                                                                                                    ---------
             MASSACHUSETTS (1.3%)
    2,000    Dev. Finance Agency (INS)                                   5.25         3/01/2026         2,106
    2,000    Dev. Finance Agency (INS)                                   5.00         3/01/2036         2,026
    4,000    Dev. Finance Agency                                         5.50         7/01/2044         4,309
   10,000    Health and Educational Facilities Auth.                     6.25         7/01/2030        11,771
    3,500    Health and Educational Facilities Auth.                     5.00         7/15/2032         3,563
    1,250    Health and Educational Facilities Auth.                     5.00         7/01/2033         1,262
      500    Health and Educational Facilities Auth.                     5.00         7/15/2037           505
    5,000    School Building Auth. (INS)                                 4.75         8/15/2032         5,421
                                                                                                    ---------
                                                                                                       30,963
                                                                                                    ---------
             MICHIGAN (1.5%)
   59,395    Building Auth. (INS)                                        5.01(a)     10/15/2030        27,459
    4,500    Lansing Board of Water & Light                              5.00         7/01/2037         5,016
    3,000    Strategic Fund                                              5.63         7/01/2020         3,574
                                                                                                    ---------
                                                                                                       36,049
                                                                                                    ---------
             MINNESOTA (0.4%)
    4,000    Chippewa County                                             5.50         3/01/2037         4,162
    2,500    Higher Education Facilities Auth.                           5.00        10/01/2039         2,778
    3,000    St. Louis Park                                              5.75         7/01/2030         3,350
                                                                                                    ---------
                                                                                                       10,290
                                                                                                    ---------
             MISSISSIPPI (0.6%)
    1,000    Hospital Equipment and Facilities Auth.                     5.25        12/01/2026         1,025
    8,750    Warren County                                               4.80         8/01/2030         8,757
    3,000    Warren County                                               5.38        12/01/2035         3,347
                                                                                                    ---------
                                                                                                       13,129
                                                                                                    ---------

================================================================================

24 | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON         FINAL            VALUE
(000)        SECURITY                                                    RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
             MISSOURI (1.9%)
$  20,000    Cape Girardeau County IDA                                   5.00%        6/01/2036     $  20,288
    1,000    Cape Girardeau County IDA                                   5.75         6/01/2039         1,118
    8,000    Cass County                                                 5.63         5/01/2038         8,136
    2,000    Dev. Finance Board                                          5.00         6/01/2035         2,046
    7,500    Health and Educational Facilities Auth.                     5.50        11/15/2033         8,266
    5,000    St. Louis County IDA                                        5.88         9/01/2043         5,450
                                                                                                    ---------
                                                                                                       45,304
                                                                                                    ---------
             MONTANA (0.5%)
    6,500    Forsyth (INS)                                               4.65         8/01/2023         6,931
    5,000    Forsyth                                                     5.00         5/01/2033         5,572
                                                                                                    ---------
                                                                                                       12,503
                                                                                                    ---------
             NEBRASKA (0.1%)
      975    Douglas County Hospital Auth. (PRE)                         6.13         8/15/2031         1,128
    1,275    Douglas County Hospital Auth.                               6.13         8/15/2031         1,368
                                                                                                    ---------
                                                                                                        2,496
                                                                                                    ---------
             NEVADA (2.0%)
    4,000    Clark County (INS)                                          5.00         7/01/2026         4,510
   11,000    Clark County                                                5.13         7/01/2034        12,371
    5,000    Clark County (INS)                                          5.25         7/01/2039         5,586
   12,410    Clark County EDC                                            5.00         5/15/2029        13,067
   10,420    Truckee Meadows Water Auth. (INS)                           4.88         7/01/2034        10,949
                                                                                                    ---------
                                                                                                       46,483
                                                                                                    ---------
             NEW JERSEY (1.7%)
    3,000    Camden County Improvement Auth.                             5.75         2/15/2034         3,007
    6,000    EDA                                                         5.00         9/01/2024         6,720
    2,000    EDA                                                         5.00         6/15/2028         2,216
   11,475    Health Care Facilities Financing Auth.                      5.00         7/01/2029        11,877
   15,000    Health Care Facilities Financing Auth.                      5.63         7/01/2032        16,749
                                                                                                    ---------
                                                                                                       40,569
                                                                                                    ---------
             NEW MEXICO (1.7%)
   32,380    Farmington                                                  4.88         4/01/2033        33,319
    5,000    Farmington                                                  5.90         6/01/2040         5,566
                                                                                                    ---------
                                                                                                       38,885
                                                                                                    ---------
             NEW YORK (3.2%)
    2,040    Buffalo and Erie County Industrial Land Dev. Corp.          5.38        10/01/2041         2,249
       20    Dormitory Auth. (ETM)                                       6.00         8/15/2016            22
   11,350    Dormitory Auth.                                             6.00         8/15/2016        11,925
    1,785    Dormitory Auth.                                             5.25         7/01/2024         1,911
    2,250    Dormitory Auth.                                             5.25         7/01/2029         2,367
   16,130    Liberty Dev. Corp.                                          5.25        10/01/2035        19,142

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 25

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON         FINAL            VALUE
(000)        SECURITY                                                    RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
  $ 5,000    MTA                                                         3.55%(a)    11/15/2032     $   2,574
       60    New York City                                               5.88         8/01/2019            60
    5,000    New York City                                               5.13        12/01/2028         5,601
    1,500    New York City Municipal Water Finance Auth.                 5.00         6/15/2037         1,671
    7,500    New York City Transitional Finance Auth.                    5.00         1/15/2034         8,284
    5,000    Triborough Bridge and Tunnel Auth.                          3.62(a)     11/15/2031         2,624
   10,000    Triborough Bridge and Tunnel Auth.                          5.00        11/15/2031        11,215
    3,000    Triborough Bridge and Tunnel Auth.                          3.66(a)     11/15/2032         1,484
    2,500    Triborough Bridge and Tunnel Auth.                          3.70(a)     11/15/2032         1,295
    2,000    Troy Capital Resource Corp.                                 5.00         9/01/2030         2,196
                                                                                                    ---------
                                                                                                       74,620
                                                                                                    ---------
             NORTH CAROLINA (1.1%)
   10,000    Capital Facilities Finance Agency                           4.63        11/01/2040        10,472
    3,750    Charlotte-Mecklenberg Hospital Auth.                        5.25         1/15/2034         4,222
    5,000    Columbus County Industrial Facilities &
               Pollution Control Financing Auth.                         6.25        11/01/2033         5,660
    5,250    State Medical Care Commission                               5.00         7/01/2033         5,473
                                                                                                    ---------
                                                                                                       25,827
                                                                                                    ---------
             NORTH DAKOTA (0.4%)
    4,685    Fargo                                                       6.25        11/01/2031         5,571
    2,500    McLean County                                               4.88         7/01/2026         2,680
    1,685    Williams County                                             5.00        11/01/2026         1,688
                                                                                                    ---------
                                                                                                        9,939
                                                                                                    ---------
             OHIO (1.4%)
    6,000    Air Quality Dev. Auth.                                      5.70         8/01/2020         6,976
   10,000    Buckeye Tobacco Settlement Financing Auth.                  5.88         6/01/2030         8,128
   10,000    Buckeye Tobacco Settlement Financing Auth.                  5.75         6/01/2034         7,996
    1,000    Cleveland (INS)                                             5.00         1/01/2031         1,093
    4,640    Higher Education Facility Commission (INS)                  5.00         5/01/2036         4,656
    2,000    Lake County                                                 5.63         8/15/2029         2,158
    2,000    State Turnpike Commission                                   5.25         2/15/2033         2,273
                                                                                                    ---------
                                                                                                       33,280
                                                                                                    ---------
             OKLAHOMA (0.6%)
    2,910    Norman Regional Hospital Auth. (INS)                        5.50         9/01/2023         2,913
    8,695    Norman Regional Hospital Auth.                              5.38         9/01/2036         8,897
    2,675    Tulsa Industrial Auth.                                      5.00        10/01/2037         2,749
                                                                                                    ---------
                                                                                                       14,559
                                                                                                    ---------
             OREGON (0.1%)
    1,320    Keizer                                                      5.20         6/01/2031         1,375
                                                                                                    ---------
             PENNSYLVANIA (1.2%)
      750    Allegheny County Higher Education Building Auth.            5.50         3/01/2031           845
      745    Allegheny County IDA                                        5.13         9/01/2031           749

================================================================================

26 | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON         FINAL            VALUE
(000)        SECURITY                                                    RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
  $ 4,000    Allegheny County Sanitary Auth. (INS)                       5.00%        6/01/2040     $   4,438
    7,000    Economic Dev. Financing Auth.                               4.00        10/01/2023         7,431
    1,870    Erie Parking Auth. (INS)                                    5.13         9/01/2032         2,063
    2,295    Erie Parking Auth. (INS)                                    5.20         9/01/2035         2,531
    1,970    Higher Educational Facilities Auth.                         5.25         7/15/2033         2,156
    2,750    Higher Educational Facilities Auth.                         5.50         7/15/2038         3,025
    1,250    State Turnpike Commission, 5.00%, 12/01/2018                4.12(b)     12/01/2033         1,169
    3,200    Washington County IDA                                       5.00        11/01/2036         3,401
                                                                                                    ---------
                                                                                                       27,808
                                                                                                    ---------
             PUERTO RICO (0.1%)
    2,000    Industrial, Tourist, Educational, Medical,
               Environmental Control Facilities Financing Auth.          5.38         4/01/2042         1,645
                                                                                                    ---------
             RHODE ISLAND (1.3%)
    5,700    EDC (INS)                                                   5.00         7/01/2031         5,852
   12,185    EDC (INS)                                                   5.00         7/01/2036        12,462
    2,000    Health and Educational Building Corp.                       6.00         9/01/2033         2,212
      245    Housing and Mortgage Finance Corp.                          6.85        10/01/2024           246
    9,950    Housing and Mortgage Finance Corp.                          4.85         4/01/2033        10,013
                                                                                                    ---------
                                                                                                       30,785
                                                                                                    ---------
             SOUTH CAROLINA (0.5%)
    2,250    Greenwood County                                            5.38        10/01/2039         2,478
   10,000    Jobs EDA (INS)                                              4.60         4/01/2027        10,055
                                                                                                    ---------
                                                                                                       12,533
                                                                                                    ---------
             SOUTH DAKOTA (0.6%)
      500    Educational Enhancement Funding Corp.                       5.00         6/01/2027           556
    2,500    Health and Educational Facilities Auth.                     5.25        11/01/2027         2,511
    2,500    Health and Educational Facilities Auth.                     5.25        11/01/2029         2,797
    3,000    Health and Educational Facilities Auth.                     5.25         7/01/2038         3,225
    4,000    Health and Educational Facilities Auth.                     5.00         7/01/2042         4,317
                                                                                                    ---------
                                                                                                       13,406
                                                                                                    ---------
             TENNESSEE (1.3%)
    4,240    Jackson                                                     5.50         4/01/2033         4,635
    3,000    Johnson City Health and Educational Facilities Board        5.50         7/01/2031         3,127
    5,000    Johnson City Health and Educational Facilities Board        5.50         7/01/2036         5,198
    2,000    Johnson City Health and Educational Facilities Board        5.00         8/15/2042         2,142
    4,155    Knox County Health, Educational and Housing
               Facilities Board                                          5.02(a)      1/01/2036         1,349
    4,000    Knox County Health, Educational and Housing
               Facilities Board                                          5.03(a)      1/01/2037         1,216
   11,075    Sullivan County Health Educational & Housing
               Facilities Board                                          5.25         9/01/2036        11,573
                                                                                                    ---------
                                                                                                       29,240
                                                                                                    ---------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 27

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON         FINAL            VALUE
(000)        SECURITY                                                    RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
             TEXAS (18.4%)
 $ 19,500    Bell County Health Facilities Dev. Corp. (ETM)              6.50%        7/01/2019     $  22,953
    1,520    Bexar County                                                5.00         7/01/2033         1,540
    1,795    Bexar County                                                5.00         7/01/2037         1,816
    6,000    Central Texas Regional Mobility Auth.                       5.75         1/01/2031         6,797
    2,500    Central Texas Regional Mobility Auth.                       5.00         1/01/2042         2,612
    1,000    Clifton Higher Education Finance Corp.                      6.00         8/15/2033         1,186
    2,500    Clifton Higher Education Finance Corp. (NBGA)(f)            5.00         8/15/2039         2,848
    2,750    Clifton Higher Education Finance Corp.                      6.00         8/15/2043         3,251
    5,000    Cypress-Fairbanks ISD (NBGA)                                5.00         2/15/2035         5,454
    4,000    Dallas/Fort Worth International Airport                     5.00        11/01/2034         4,431
    1,250    Decatur Hospital Auth.                                      5.25         9/01/2044         1,300
   12,100    Denton ISD (NBGA)                                           5.16(a)      8/15/2028         6,375
   13,885    Denton ISD (NBGA)                                           5.18(a)      8/15/2029         6,932
   11,220    Denton ISD (NBGA)                                           5.20(a)      8/15/2030         5,329
   15,645    Denton ISD (NBGA)                                           5.22(a)      8/15/2031         7,003
    5,000    Duncanville ISD (NBGA)                                      4.63         2/15/2029         5,122
    2,240    Eagle Mountain-Saginaw ISD (NBGA)                           4.50         8/15/2033         2,352
    9,155    Ennis ISD (NBGA)                                            4.70(a)      8/15/2034         3,724
    9,155    Ennis ISD (NBGA)                                            4.71(a)      8/15/2035         3,541
    9,000    Fort Worth                                                  6.00         3/01/2029        10,566
    8,085    Fort Worth                                                  6.25         3/01/2033         9,533
    3,885    Guadalupe-Blanco River Auth. (INS)                          5.00         5/15/2039         4,210
      795    Harlandale ISD (PRE)                                        4.75         8/15/2036           861
    2,205    Harlandale ISD                                              4.75         8/15/2036         2,332
    4,900    Harris County                                               4.75        10/01/2031         5,228
    4,000    Harris County Education Facilities Finance Corp.            5.25        10/01/2029         4,613
    6,100    Harris County Education Facilities Finance Corp.            5.00         6/01/2038         6,490
    1,500    Harris County Health Facilities Dev. Corp. (PRE)            7.25        12/01/2035         1,885
    7,000    Harris County IDC                                           5.00         2/01/2023         7,609
    1,000    Hopkins County Hospital District                            5.75         2/15/2028         1,022
   12,500    Houston Airport System                                      5.50         7/01/2034        14,256
   10,000    Houston Higher Education Finance Corp.                      5.00         9/01/2042        10,718
   22,000    Houston ISD (NBGA)                                          5.00         2/15/2033        23,884
    2,390    Irving                                                      5.00         8/15/2043         2,460
    5,000    Irving ISD (NBGA)                                           5.38(a)      2/15/2028         2,589
   22,000    Judson ISD (NBGA)(c)                                        4.50         2/01/2035        22,791
    3,000    Laredo CCD (INS)                                            5.25         8/01/2035         3,292
    5,300    Matagorda County                                            6.30        11/01/2029         6,086
    3,615    Matagorda County                                            4.00         6/01/2030         3,661
    6,000    Matagorda County                                            4.00         6/01/2030         6,077
    4,235    Mesquite Health Facilities Dev. Corp.                       5.63         2/15/2035         4,283
      740    Midlothian Dev. Auth.                                       5.13        11/15/2026           751
    5,000    North Fort Bend Water Auth.                                 5.00        12/15/2036         5,446

================================================================================

28 |  USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON         FINAL            VALUE
(000)        SECURITY                                                    RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
  $ 3,000    North Texas Tollway Auth.                                   5.63%        1/01/2028     $   3,340
   15,000    North Texas Tollway Auth.                                   5.63         1/01/2033        16,696
    5,000    North Texas Tollway Auth.                                   5.63         1/01/2033         5,565
   15,000    North Texas Tollway Auth.                                   5.75         1/01/2033        16,730
    3,000    North Texas Tollway Auth.                                   7.55(a)      9/01/2037           988
   12,500    North Texas Tollway Auth.                                   5.75         1/01/2040        13,979
    1,000    San Leanna Education Facilities Corp.                       5.13         6/01/2026         1,044
    1,815    San Leanna Education Facilities Corp.                       5.13         6/01/2027         1,891
    6,025    San Leanna Education Facilities Corp.                       4.75         6/01/2032         6,149
    2,395    San Leanna Education Facilities Corp.                       5.13         6/01/2036         2,464
    7,205    Schertz - Cibolo - Universal City ISD (NBGA) (PRE)          5.09(a)      2/01/2033         2,883
    6,200    Schertz - Cibolo - Universal City ISD (NBGA) (PRE)          5.11(a)      2/01/2035         2,233
      180    State (PRE)                                                 4.50         4/01/2033           198
    4,820    State                                                       4.50         4/01/2033         5,167
   18,530    State Turnpike Auth. (INS)                                  5.25(a)      8/15/2030         9,416
    1,100    Tarrant County Cultural Education
               Facilities Finance Corp.                                  6.00        11/15/2026         1,146
    6,315    Tarrant County Cultural Education
               Facilities Finance Corp.                                  5.63        11/15/2027         6,514
    4,000    Tarrant County Cultural Education
               Facilities Finance Corp.                                  6.00        11/15/2036         4,123
   15,000    Tarrant County Cultural Education
               Facilities Finance Corp.                                  5.13         5/15/2037        15,085
    4,000    Tarrant County Cultural Education
               Facilities Finance Corp.                                  5.75        11/15/2037         4,080
    3,850    Transportation Commission                                   5.00         8/15/2041         4,152
   22,000    Tyler Health Facilities Dev. Corp.                          5.25        11/01/2032        22,790
   10,000    Tyler Health Facilities Dev. Corp.                          5.00         7/01/2033        10,263
    1,230    Tyler Health Facilities Dev. Corp.                          5.38        11/01/2037         1,274
    1,000    Uptown Dev. Auth.                                           5.50         9/01/2029         1,092
    3,000    Weatherford ISD (NBGA)                                      4.83(a)      2/15/2027         1,699
    2,500    Weatherford ISD (NBGA)                                      4.84(a)      2/15/2028         1,347
    6,360    West Harris County Regional Water Auth. (INS)               4.70        12/15/2030         6,616
    4,770    Wood County Central Hospital District                       6.00        11/01/2041         5,332
                                                                                                    ---------
                                                                                                      429,465
                                                                                                    ---------
             VIRGINIA (1.6%)
   11,280    College Building Auth.                                      5.00         6/01/2026        11,564
    5,000    College Building Auth.                                      5.00         6/01/2029         5,101
      880    College Building Auth. (PRE)                                5.00         6/01/2036           949
    1,437    Farms of New Kent Community Dev.
               Auth., acquired 10/23/2007; cost $1,337(g),(h),(i)        5.13         3/01/2036           719
    8,665    Farms of New Kent Community Dev. Auth.,
               acquired 9/08/2006-10/11/2007; cost $8,323(g),(h),(i)     5.45         3/01/2036         4,332

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 29

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON         FINAL            VALUE
(000)        SECURITY                                                    RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
 $  2,000    Farms of New Kent Community Dev.
               Auth., acquired 11/15/2007; cost $1,870(g),(h),(i)        5.80%        3/01/2036     $   1,000
    3,776    Lewistown Commerce Center Community Dev. Auth.              6.05         3/01/2044         3,128
    1,855    Lewistown Commerce Center Community Dev. Auth.              6.05         3/01/2044         1,836
    5,934    Lewistown Commerce Center Community Dev. Auth.,
               acquired 10/12/2007; cost $5,934(g)                       6.05         3/01/2054           586
    5,000    Small Business Financing Auth.                              5.25         9/01/2037         5,203
    2,203    Watkins Centre Community Dev. Auth.                         5.40         3/01/2020         2,219
                                                                                                    ---------
                                                                                                       36,637
                                                                                                    ---------
             WASHINGTON (0.1%)
    2,500    Health Care Facilities Auth. (INS)                          6.00         8/15/2039         2,874
                                                                                                    ---------
             WEST VIRGINIA (0.2%)
    2,500    Univ. Board of Governors (INS)                              5.00        10/01/2027         2,501
    2,500    Univ. Board of Governors (INS)                              5.00        10/01/2028         2,500
                                                                                                    ---------
                                                                                                        5,001
                                                                                                    ---------
             WISCONSIN (1.2%)
    5,000    Health & Educational Facilities Auth.                       5.75        11/15/2030         5,807
   10,600    Health & Educational Facilities Auth.                       5.38         2/15/2034        10,825
    2,500    Health & Educational Facilities Auth.                       5.38         8/15/2037         2,757
    7,800    Kaukauna (INS)                                              5.00        12/15/2035         8,492
                                                                                                    ---------
                                                                                                       27,881
                                                                                                    ---------
             WYOMING (0.5%)
    2,360    Municipal Power Agency                                      5.50         1/01/2033         2,627
    2,300    Municipal Power Agency                                      5.50         1/01/2038         2,560
    6,000    Sweetwater County                                           5.25         7/15/2026         6,900
                                                                                                    ---------
                                                                                                       12,087
                                                                                                    ---------
             Total Fixed-Rate Instruments (cost: $2,082,545)                                        2,225,308
                                                                                                    ---------
             PUT BONDS (1.9%)

             ARIZONA (0.2%)
    5,000    Health Facilities Auth.                                     1.89(j)      2/01/2048         5,056
                                                                                                    ---------
             FLORIDA (0.2%)
    4,000    Putnam County Dev. Auth. (INS)                              5.35         3/15/2042         4,573
                                                                                                    ---------
             LOUISIANA (0.3%)
    6,750    St. Charles Parish                                          4.00        12/01/2040         7,223
                                                                                                    ---------
             MONTANA (0.2%)
    4,000    Forsyth                                                     3.90         3/01/2031         4,166
                                                                                                    ---------
             OHIO (0.1%)
    2,400    Water Dev. Auth.                                            2.25         8/01/2029         2,399
                                                                                                    ---------

================================================================================

30 | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                  COUPON         FINAL            VALUE
(000)        SECURITY                                                    RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------------------
             PENNSYLVANIA (0.8%)
  $ 3,000    Beaver County IDA                                           2.20%        1/01/2035     $   3,036
    8,250    Beaver County IDA                                           2.70         4/01/2035         8,359
    6,000    Beaver County IDA                                           3.50        12/01/2035         6,166
                                                                                                    ---------
                                                                                                       17,561
                                                                                                    ---------
             WEST VIRGINIA (0.1%)
    2,000    EDA                                                         5.38(j)     12/01/2038         2,194
                                                                                                    ---------
             Total Put Bonds (cost: $41,412)                                                           43,172
                                                                                                    ---------

             ADJUSTABLE-RATE NOTES (0.9%)

             NEW JERSEY (0.9%)
   20,000    EDA (cost: $20,000)                                         1.64         3/01/2028        19,997
                                                                                                    ---------

             VARIABLE-RATE DEMAND NOTES (0.9%)

             CALIFORNIA (0.6%)
   13,800    Educational Facilities Auth.
               (LOC - Santander Bank, N.A.)                              0.69        11/01/2042        13,800
                                                                                                    ---------
             TEXAS (0.0%)
    1,000    Port of Port Arthur Navigation District                     0.17        12/01/2039         1,000
                                                                                                    ---------
             VIRGINIA (0.3%)
    2,835    Alexandria IDA (LOC - PNC Bank, N.A.)                       0.05         6/01/2025         2,835
    3,200    Madison County IDA (LOC - SunTrust Bank)                    0.09        10/01/2037         3,200
                                                                                                   ----------
                                                                                                        6,035
                                                                                                   ----------
             Total Variable-Rate Demand Notes (cost: $20,835)                                          20,835
                                                                                                   ----------

             TOTAL INVESTMENTS (COST: $2,164,792)                                                  $2,309,312
                                                                                                   ==========

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 31

================================================================================

-------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                  VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------
                                               (LEVEL 1)              (LEVEL 2)        (LEVEL 3)
                                           QUOTED PRICES      OTHER SIGNIFICANT      SIGNIFICANT
                                       IN ACTIVE MARKETS             OBSERVABLE     UNOBSERVABLE
ASSETS                              FOR IDENTICAL ASSETS                 INPUTS           INPUTS        TOTAL
-------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                                $-             $2,225,308               $-   $2,225,308
Put Bonds                                              -                 43,172                -       43,172
Adjustable-Rate Notes                                  -                 19,997                -       19,997
Variable-Rate Demand Notes                             -                 20,835                -       20,835
-------------------------------------------------------------------------------------------------------------
Total                                                 $-             $2,309,312               $-   $2,309,312
-------------------------------------------------------------------------------------------------------------

For the period of April 1, 2014, through September 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

32 | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

    (c) At September 30, 2014, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (d) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

    (e) Up to 6.05% of the 7.06% coupon may be payable in PIK.

    (f) At September 30, 2014, the aggregate market value of securities purchased on a delayed-delivery and/or when-issued basis was $12,324,000.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS | 33

================================================================================

    (g) Security deemed illiquid by the USAA Asset Management Company
        (the Manager), under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees (the Board). The aggregate market value of these securities at September 30, 2014, was $17,027,000, which represented 0.7% of the Fund's net assets.

    (h) Security was fair valued at September 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $6,051,000, which represented 0.3% of the Fund's net assets.

    (i) At September 30, 2014, the issuer was in default with respect to interest and/or principal payments.

    (j) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2014.

    See accompanying notes to financial statements.

================================================================================

34 | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,164,792)                                  $2,309,312
  Cash                                                                                                 10,364
  Receivables:
    Capital shares sold                                                                                   915
    USAA Asset Management Company (Note 6C)                                                                 1
    Interest                                                                                           30,676
    Securities sold                                                                                     1,604
                                                                                                   ----------
      Total assets                                                                                  2,352,872
                                                                                                   ----------
LIABILITIES
  Payables:
    Securities purchased                                                                               13,820
    Capital shares redeemed                                                                               983
    Dividends on capital shares                                                                         1,846
  Accrued management fees                                                                                 619
  Accrued transfer agent's fees                                                                            26
  Other accrued expenses and payables                                                                   4,553
                                                                                                   ----------
    Total liabilities                                                                                  21,847
                                                                                                   ----------
      Net assets applicable to capital shares outstanding                                          $2,331,025
                                                                                                   ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                  $2,248,944
  Undistributed net investment income                                                                      34
  Accumulated net realized loss on investments                                                        (62,473)
  Net unrealized appreciation of investments                                                          144,520
                                                                                                   ----------
      Net assets applicable to capital shares outstanding                                          $2,331,025
                                                                                                   ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $2,321,197/169,210 shares outstanding)                              $    13.72
                                                                                                   ==========
    Adviser Shares (net assets of $9,828/717 shares outstanding)                                   $    13.70
                                                                                                   ==========

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS | 35

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                                                     $55,528
                                                                                                      -------
EXPENSES
  Management fees                                                                                       3,886
  Administration and servicing fees:
    Fund Shares                                                                                         1,728
    Adviser Shares                                                                                          7
  Transfer agent's fees:
    Fund Shares                                                                                           444
    Adviser Shares                                                                                          1
  Distribution and service fees (Note 6E):
    Adviser Shares                                                                                         12
  Custody and accounting fees:
    Fund Shares                                                                                           138
    Adviser Shares                                                                                          1
  Postage:
    Fund Shares                                                                                            21
  Shareholder reporting fees:
    Fund Shares                                                                                            17
  Trustees' fees                                                                                           11
  Registration fees:
    Fund Shares                                                                                            39
    Adviser Shares                                                                                         15
  Professional fees                                                                                        73
  Other                                                                                                    22
                                                                                                      -------
      Total expenses                                                                                    6,415
  Expenses reimbursed:
    Adviser Shares                                                                                        (12)
                                                                                                      -------
      Net expenses                                                                                      6,403
                                                                                                      -------
NET INVESTMENT INCOME                                                                                  49,125
                                                                                                      -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on:
    Unaffiliated transactions                                                                          (5,767)
    Affiliated transactions (Note 8)                                                                      (12)
  Change in net unrealized appreciation/depreciation                                                   50,823
                                                                                                      -------
      Net realized and unrealized gain                                                                 45,044
                                                                                                      -------
  Increase in net assets resulting from operations                                                    $94,169
                                                                                                      =======

See accompanying notes to financial statements.

================================================================================

36 | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2014 (unaudited), and year ended March 31, 2014


-------------------------------------------------------------------------------------------------------------

                                                                                    9/30/2014       3/31/2014
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                            $   49,125      $  108,207
  Net realized loss on investments                                                     (5,779)        (46,118)
  Change in net unrealized appreciation/depreciation
    of investments                                                                     50,823         (53,979)
                                                                                   --------------------------
    Increase in net assets resulting from
          operations                                                                   94,169           8,110
                                                                                   --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                                       (48,409)       (107,764)
    Adviser Shares                                                                       (183)           (227)
                                                                                   --------------------------
           Distributions of net investment income                                     (48,592)       (107,991)
                                                                                   --------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                                          24,568        (486,883)
  Adviser Shares                                                                        2,516             550
                                                                                   --------------------------
    Total net increase (decrease) in net assets from
      capital share transactions                                                       27,084        (486,333)
                                                                                   --------------------------
  Capital contribution from USAA Transfer
    Agency Company                                                                          -              11
                                                                                   --------------------------
   Net increase (decrease) in net assets                                               72,661        (586,203)

NET ASSETS
  Beginning of period                                                               2,258,364       2,844,567
                                                                                   --------------------------
  End of period                                                                    $2,331,025      $2,258,364
                                                                                   ==========================
Undistributed (overdistribution of)
  net investment income:
  End of period                                                                    $       34      $     (499)
                                                                                   ==========================

See accompanying notes to financial statements.

================================================================================

                                                       FINANCIAL STATEMENTS | 37

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund consists of two classes of shares: Tax Exempt Long-Term Fund Shares (Fund Shares) and Tax Exempt Long-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to

================================================================================

38 | USAA TAX EXEMPT LONG-TERM FUND

================================================================================


    Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS | 39

================================================================================

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

40 | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments, put bonds, and adjustable-rate notes which are valued based on methods discussed in Note 1A1 and variable-rate demand notes which are valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS | 41

================================================================================

    or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $13,820,000; all of which were when-issued securities, including $1,593,000 of commitments sold prior to September 30, 2014.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2014, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that

================================================================================

42 | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2014, the Fund paid CAPCO facility fees of $6,000, which represents 3.4% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2015, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At March 31, 2014, the Fund had no pre-enactment capital loss carryforwards and post-enactment net capital loss carryforwards of $56,694,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS | 43

================================================================================

of capital gains realized in the future until the capital loss carryforwards have been used.

  POST-ENACTMENT CAPITAL LOSS CARRYFORWARDS
-------------------------------------------
 TAX CHARACTER
(NO EXPIRATION)                   BALANCE
--------------                  -----------
  Short-Term                    $10,662,000
   Long-Term                     46,032,000
                                -----------
       Total                    $56,694,000
                                ===========

For the six-month period ended September 30, 2014, the Fund did not incur any
income tax, interest, or penalties, and has recorded no liability for   net
unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2014, were $85,011,000 and $72,829,000, respectively.

As of September 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2014, were $180,914,000 and $36,394,000, respectively, resulting in net unrealized appreciation of $144,520,000.

================================================================================

44  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                      SIX-MONTH PERIOD ENDED            YEAR ENDED
                                        SEPTEMBER 30, 2014             MARCH 31, 2014
--------------------------------------------------------------------------------------
                                    SHARES        AMOUNT          SHARES        AMOUNT
                                    --------------------------------------------------
FUND SHARES:
Shares sold                          6,782    $   92,492          14,855     $ 197,834
Shares issued from reinvested
 dividends                           2,623        35,879           6,223        82,685
Shares redeemed                     (7,611)     (103,803)        (57,619)     (767,402)
                                    --------------------------------------------------
Net increase (decrease) from
 capital share transactions          1,794    $   24,568         (36,541)    $(486,883)
                                    ==================================================
ADVISER SHARES:
Shares sold                            236    $    3,211             187     $   2,494
Shares issued from reinvested
 dividends                               5            72               2            29
Shares redeemed                        (56)         (767)           (147)       (1,973)
                                    --------------------------------------------------
Net increase from capital
 share transactions                    185    $    2,516              42     $     550
                                    ==================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper General Municipal Debt Funds Index over the performance period. The Lipper General Municipal Debt Index tracks the total return performance of the 30 largest funds in the Lipper General & Insured Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                          ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX                               (IN BASIS POINTS AS A PERCENTAGE
(IN BASIS POINTS)(1)                            OF AVERAGE NET ASSETS)(1)
--------------------------------------------------------------------------------
+/- 20 to 50                                    +/- 4
+/- 51 to 100                                   +/- 5
+/- 101 and greater                             +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $3,886,000,

================================================================================

46  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

    which included a performance adjustment for the Fund Shares and Adviser Shares of $646,000 and $1,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.06% and 0.02%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2014, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,728,000 and $7,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2014, the Fund reimbursed the Manager $29,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION - The Manager agreed, through August 1, 2015, to limit the total annual operating expenses of the Adviser Shares to 0.80% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to August 1, 2014, the Adviser Shares, expense limitation was 0.85% of average net assets. For the six-month period ended September 30, 2014, the Adviser Shares incurred reimbursable expenses of $12,000, of which $1,000 was receivable from the Manager.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2014, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $444,000 and $1,000, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $12,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2014, USAA and its affiliates owned 377,000 shares, which represent 52.6% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

48  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended September 30, 2014, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Fund at the then-current market price with no brokerage commissions incurred.

                                                                    NET REALIZED
                                                       COST TO        LOSS TO
    SELLER                    PURCHASER               PURCHASER       SELLER
--------------------------------------------------------------------------------
USAA Tax Exempt             USAA Virginia
 Long-Term Bond Fund         Bond Fund               $4,144,000        $(12,000)

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:


                            SIX-MONTH
                          PERIOD ENDED
                          SEPTEMBER 30,                       YEAR ENDED MARCH 31,
                          --------------------------------------------------------------------------------
                                2014          2014          2013          2012          2011          2010
                          --------------------------------------------------------------------------------
Net asset value at
 beginning of period      $    13.45 $       13.91    $    13.50    $    12.16    $    12.83   $     11.59
                          --------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income           .29           .56           .54           .59           .62           .65
 Net realized and
  unrealized gain (loss)         .27          (.46)          .41          1.36          (.63)         1.24
                          --------------------------------------------------------------------------------
Total from investment
 operations                      .56           .10           .95          1.95          (.01)         1.89
                          --------------------------------------------------------------------------------
Less distributions from:
 Net investment income          (.29)         (.56)         (.54)         (.59)         (.62)         (.65)

 Realized capital gains            -             -             -          (.02)         (.04)         (.00)(a)
Total distributions             (.29)         (.56)         (.54)         (.61)         (.66)         (.65)
                          --------------------------------------------------------------------------------
Net asset value at
 end of period            $    13.72 $       13.45    $    13.91    $    13.50    $    12.16    $    12.83
                          ================================================================================
                                                                                                     16.59(b)
Total return (%)*               4.17           .83          7.11         16.30          (.19)
Net assets at end
 of period (000)          $2,321,197    $2,251,219    $2,837,758    $2,588,782    $2,170,450    $2,344,007
Ratios to average
 net assets:**
 Expenses (%)(c)                 .55(d)                                                                .45(b)
                                               .54           .53           .52           .47
 Net investment
   income (%)                   4.25(d)       4.19          3.89          4.54          4.84          5.21
Portfolio turnover (%)             3             7            14             9            15             8

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
** For the six-month period ended September 30, 2014, average net assets were $2,298,512,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2010, SAS reimbursed the Fund Shares $102,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratio by less than 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

50  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:


                             SIX-MONTH                                                             PERIOD
                           PERIOD ENDED                                                            ENDED
                           SEPTEMBER 30,                          YEAR ENDED MARCH 31,            MARCH 31,
                          --------------------------------------------------------------------------------
                             2014             2014             2013              2012              2011***
                          --------------------------------------------------------------------------------

Net asset value at
 beginning of period       $13.43           $13.91           $13.50            $12.16            $13.02
                           ----------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income        .27              .51              .49               .55               .37
 Net realized and
   unrealized gain (loss)     .27             (.47)             .41              1.36              (.82)
                           ----------------------------------------------------------------------------
Total from investment
 operations                   .54              .04              .90              1.91              (.45)
                           ----------------------------------------------------------------------------
Less distributions from:
 Net investment income       (.27)            (.52)            (.49)             (.55)             (.37)
 Realized capital gains         -                -                -              (.02)             (.04)
                           ----------------------------------------------------------------------------
Total distributions          (.27)            (.52)            (.49)             (.57)             (.41)
                           ----------------------------------------------------------------------------
Net asset value at
 end of period             $13.70           $13.43           $13.91            $13.50            $12.16
                           ============================================================================
Total return (%)*            4.03              .37             6.77             15.92             (3.49)
Net assets at end
 of period (000)           $9,828           $7,145           $6,809            $5,870            $4,586
Ratios to average
 net assets:**
 Expenses (%)(b),(c)          .83(a)                                                                .85(a)
                                               .85              .85               .85
 Expenses, excluding
   reimbursements (%)(c)     1.08(a)                                                               1.53(a)
                                              1.07             1.11              1.32
 Net investment income (%)   3.95(a)          3.88             3.56              4.20              4.47(a)
Portfolio turnover (%)          3                7               14                 9                15

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
** For the six-month period ended September 30, 2014, average net assets were $9,325,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Effective August 1, 2014, the Manager voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 0.80% of their annual average net assets. Prior to August 1, 2014, the Manager voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 0.85% of their annual average net assets.
(c) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

EXPENSE EXAMPLE

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2014, through September 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

52  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.


                                                                                   EXPENSES PAID
                                      BEGINNING             ENDING                 DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE             APRIL 1, 2014 -
                                    APRIL 1, 2014      SEPTEMBER 30, 2014        SEPTEMBER 30, 2014
                                    ---------------------------------------------------------------
FUND SHARES
Actual                                $1,000.00            $1,041.70                   $2.82

Hypothetical
 (5% return before expenses)           1,000.00             1,022.31                    2.79

ADVISER SHARES
Actual                                 1,000.00             1,040.30**                  4.25**

Hypothetical
 (5% return before expenses)           1,000.00             1,020.91**                  4.20**

 *  Expenses are equal to the annualized expense ratio of 0.55% for Fund
    Shares and 0.83% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 4.17% for Fund Shares and 4.03% for Adviser Shares for the six-month period of April 1, 2014, through September 30, 2014.

** The Fund's annualized expense ratio of 0.83% for Adviser Shares above reflects a change effective August 1, 2014, in the Manager's voluntary expense limitation for the Adviser Shares from 0.85% to 0.80% of the Fund's annual net assets. Had the expense limitation of 0.80% been in effect for the entire six-month period of April 1, 2014, through September 30, 2014, the values in the table above would be as shown below.


                                                                                  EXPENSES PAID
                                      BEGINNING            ENDING                 DURING PERIOD
                                    ACCOUNT VALUE       ACCOUNT VALUE             APRIL 1, 2014 -
                                    APRIL 1, 2014      SEPTEMBER 30, 2014        SEPTEMBER 30, 2014
                                    ---------------------------------------------------------------
ADVISER SHARES
Actual                                $1,000.00            $1,040.30                   $4.09

HYPOTHETICAL
 (5% return before expenses)           1,000.00             1,021.06                    4.05

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

================================================================================

54  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered.

================================================================================

                                                        ADVISORY AGREEMENT |  55

================================================================================

The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the

================================================================================

56  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution.This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2013. The Board also noted that the Fund's percentile performance ranking was in the top 20% of its performance universe for the one- and five-year periods ended December 31, 2013, and was in the top 10% of its performance universe for the three-year period ended December 31, 2013.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The

================================================================================

                                                        ADVISORY AGREEMENT |  57

================================================================================

Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

58  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. BOX 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select `I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

211741-1114

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   39596-1114                                (C)2014, USAA. All rights reserved.

      ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.












                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/20/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/21/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/20/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.